INVENTORIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventory write down	$ 743,419	$ 523,087	$ 2,471,653	$ 1,499,938